PGIM S&P 500 Buffer 12 ETF - December
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 102.9%
Options Purchased*~ 102.9%
(cost $17,601,168)		$17,705,216

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 102.9% (cost $17,601,168)		17,705,216
Options Written*~ (3.9)%
(premiums received $802,070)		(672,058)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.0% (cost $16,799,098)		17,033,158

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $183,437)(wb)	183,437	183,437

TOTAL INVESTMENTS 100.0% (cost $16,982,535)		17,216,595
Liabilities in excess of other assets (0.0)%		(7,040)

Net Assets 100.0%		$17,209,555

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$6.83		248		25	$16,864,000
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		248		25	841,216
Total Options Purchased (cost $17,601,168)								$17,705,216
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$784.67		248		25	$(261,087)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$601.38		248		25	(410,971)
Total Options Written (premiums received $802,070)								$(672,058)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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